Investments in Associates - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of financial statements [line items]
Assets	R$ 55,624,511	R$ 50,469,850
Liabilities	38,565,098	34,460,101
Shareholders' equity	17,059,413	16,009,749	R$ 16,189,250	R$ 13,410,386
Profit or loss in the year	1,046,297	459,023	R$ 799,761
Tellus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	2,029,201	1,351,229
Liabilities	(99,135)	(137,817)
Shareholders' equity	(1,930,066)	(1,213,412)
Profit or loss in the year	97,044	25,240
Novvi Limited Liability Company [member]
Statement of financial statements [line items]
Assets	42,739	31,667
Liabilities	(7,095)	(5,362)
Shareholders' equity	(35,644)	(26,305)
Profit or loss in the year	(24,415)	(7,538)
Radar Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Assets	2,362,536	2,272,186
Liabilities	(63,915)	(76,967)
Shareholders' equity	(2,298,621)	(2,195,219)
Profit or loss in the year	125,441	6,277
Radar II Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Assets	1,026,024	1,025,099
Liabilities	(53)	(7,197)
Shareholders' equity	(1,025,971)	(1,017,902)
Profit or loss in the year	56,197	33,151
Janus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	1,753,327	1,981,815
Liabilities	(162,531)	(86,357)
Shareholders' equity	(1,590,796)	(1,895,458)
Profit or loss in the year	R$ 116,357	R$ 61,475